Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments
2012	$36,521
2013	25,310
2014	19,496
2015	12,564
2016	7,480
2017 and thereafter	14,913
$116,284